Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2025
Insurance Contracts [Abstract]
Schedule of weighted average of discount curves
The following table provides a weighted average summary of the discount curves used to present value cash flows that do not vary based on the returns on underlying items for all major products by business group:

As at December 31,		2025					2024
		1 year	5 years	10 years	30 years	Ultimate	1 year	5 years	10 years	30 years	Ultimate
Canada	CAD	3.34%	4.11%	4.52%	5.13%	4.95%	3.92%	4.02%	4.33%	4.48%	4.95%
U.S.	USD	4.78%	4.79%	5.03%	6.09%	4.95%	5.32%	5.45%	5.57%	5.98%	4.95%
Asia	USD	4.55%	4.59%	5.36%	5.50%	4.95%	5.40%	5.37%	5.99%	5.76%	4.95%

Schedule of changes in net liabilities for insurance contracts issued by measurement component
The following table shows the changes in net liabilities for insurance contracts issued by measurement component:

For the years ended and as at December 31,		2025			2024
Estimates of PV of future cash flows		Risk adjustment	CSM	Total	Estimates of PV of future cash flows	Risk adjustment	CSM	Total
Insurance contracts, beginning of year:
Insurance contract liabilities — non-PAA	$108,232	$7,948	$12,733	$128,913	$99,420	$7,388	$11,597	$118,405
Insurance contract liabilities — PAA	17,490	866	—	18,356	16,436	828	—	17,264
Insurance contract assets — non-PAA	(670)	149	295	(226)	(578)	146	248	(184)
Insurance contract assets — PAA	(129)	—	—	(129)	—	—	—	—
Net balances, beginning of year	$124,923	$8,963	$13,028	$146,914	$115,278	$8,362	$11,845	$135,485
Changes related to current service:
CSM recognized for services provided	—	—	(1,235)	(1,235)	—	—	(1,117)	(1,117)
Risk adjustment recognized for non-financial risk expired	—	(572)	—	(572)	—	(596)	—	(596)
Income taxes specifically chargeable to the policyholder	(53)	—	—	(53)	(26)	—	—	(26)
Experience adjustments	31	—	—	31	176	—	—	176
Total changes related to current service	(22)	(572)	(1,235)	(1,829)	150	(596)	(1,117)	(1,563)
Changes related to future service:
Changes in estimates that adjust CSM	(968)	(133)	1,101	—	(508)	34	474	—
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	284	(254)	—	30	81	72	—	153
Contracts initially recognized in the year	(2,144)	579	1,675	110	(1,859)	530	1,448	119
Total changes related to future service	(2,828)	192	2,776	140	(2,286)	636	1,922	272
Changes related to past service — Adjustments to FCF for incurred claims	(28)	(2)	—	(30)	8	(2)	—	6
Insurance service result	(2,878)	(382)	1,541	(1,719)	(2,128)	38	805	(1,285)
Insurance finance (income) expenses from insurance contracts issued	5,874	253	(46)	6,081	4,149	290	(97)	4,342
Total changes recognized in income	2,996	(129)	1,495	4,362	2,021	328	708	3,057
Foreign currency translation	(2,223)	(174)	(357)	(2,754)	3,524	235	475	4,234
Total changes recognized in income and OCI	773	(303)	1,138	1,608	5,545	563	1,183	7,291
Cash flows:
Premiums received	19,212	—	—	19,212	16,055	—	—	16,055
Amounts paid to policyholders and other insurance service expenses paid	(12,646)	—	—	(12,646)	(13,138)	—	—	(13,138)
Insurance acquisition cash flows	(2,003)	—	—	(2,003)	(1,257)	—	—	(1,257)
Fees received from segregated funds	408	—	—	408	419	—	—	419
Other	1,249	—	—	1,249	1,096	—	—	1,096
Total cash flows	6,220	—	—	6,220	3,175	—	—	3,175
Changes in PAA balance	810	23	—	833	925	38	—	963
Net balances, end of year	$132,726	$8,683	$14,166	$155,575	$124,923	$8,963	$13,028	$146,914
Insurance contracts, end of year:
Insurance contract liabilities — non-PAA(1)	$116,344	$6,905	$13,534	$136,783	$108,232	$7,948	$12,733	$128,913
Insurance contract liabilities — PAA	18,238	889	—	19,127	17,490	866	—	18,356
Insurance contract assets — non-PAA	(1,789)	889	632	(268)	(670)	149	295	(226)
Insurance contract assets — PAA	(67)	—	—	(67)	(129)	—	—	(129)
Net balances, end of year	$132,726	$8,683	$14,166	$155,575	$124,923	$8,963	$13,028	$146,914

(1)    Includes liabilities of $(442) as at December 31, 2025 (December 31, 2024 — $(325)) for segregated fund insurance contracts that are not backed by the related Investments for account of segregated fund holders.
The following table shows the changes in net liabilities for remaining coverage and incurred claims for insurance contracts issued:

	Liability for remaining coverage		Liability for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2025	Excluding loss component	Loss component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Insurance contract liabilities, beginning of year	$127,878	$579	$1,077	$16,869	$866	$147,269
Insurance contract assets, beginning of year	1,982	10	(2,581)	234	—	(355)
Net balances, beginning of year	$129,860	$589	$(1,504)	$17,103	$866	$146,914
Insurance revenue	(23,982)	—	—	—	—	(23,982)
Insurance service expenses:
Incurred claims and other expenses	—	(33)	5,162	15,735	200	21,064
Amortization of insurance acquisition cash flows	337	—	—	—	—	337
Changes related to future service (losses on onerous groups and reversals of such losses)	—	142	—	—	—	142
Changes related to past service (changes in FCF related to liability for incurred claims)	—	—	(29)	(2,239)	(219)	(2,487)
Total insurance service expenses	337	109	5,133	13,496	(19)	19,056
Insurance service result	(23,645)	109	5,133	13,496	(19)	(4,926)
Insurance finance (income) expenses	6,177	7	(146)	709	40	6,787
Total changes recognized in income	(17,468)	116	4,987	14,205	21	1,861
Foreign currency translation	(2,633)	(10)	(41)	(303)	2	(2,985)
Total changes recognized in income and OCI	(20,101)	106	4,946	13,902	23	(1,124)
Cash flows:
Premiums received	38,641	—	—	—	—	38,641
Amounts paid to policyholders and other insurance service expenses paid	—	—	(12,646)	(15,930)	—	(28,576)
Insurance acquisition cash flows	(2,004)	—	—	—	—	(2,004)
Fees received from segregated funds	408	—	—	—	—	408
Other	3,081	—	(1,823)	34	—	1,292
Total cash flows	40,126	—	(14,469)	(15,896)	—	9,761
Investment component excluded from insurance revenue and insurance service expense	(12,343)	—	9,539	2,804	—	—
Acquisitions (Note 3)	(14)	—	—	38	—	24
Net balances, end of year	$137,528	$695	$(1,488)	$17,951	$889	$155,575
Insurance contract liabilities, end of year	$135,661	$637	$1,013	$17,710	$889	$155,910
Insurance contract assets, end of year	1,867	58	(2,501)	241	—	(335)
Net balances, end of year	$137,528	$695	$(1,488)	$17,951	$889	$155,575

Liability for remaining coverage			Liability for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2024	Excluding loss component	Loss component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Insurance contract liabilities, beginning of year	$117,440	$358	$1,195	$15,848	$828	$135,669
Insurance contract assets, beginning of year	2,516	—	(2,700)	—	—	(184)
Net balances, beginning of year	$119,956	$358	$(1,505)	$15,848	$828	$135,485
Insurance revenue	(22,637)	—	—	—	—	(22,637)
Insurance service expenses:
Incurred claims and other expenses	—	(57)	5,075	14,897	248	20,163
Amortization of insurance acquisition cash flows	341	—	—	—	—	341
Changes related to future service (losses on onerous groups and reversals of such losses)	—	266	—	—	—	266
Changes related to past service (changes in FCF related to liability for incurred claims)	—	—	59	(2,208)	(248)	(2,397)
Total insurance service expenses	341	209	5,134	12,689	—	18,373
Insurance service result	(22,296)	209	5,134	12,689	—	(4,264)
Insurance finance (income) expenses	4,262	17	70	755	35	5,139
Total changes recognized in income	(18,034)	226	5,204	13,444	35	875
Foreign currency translation	4,262	5	(115)	490	3	4,645
Total changes recognized in income and OCI	(13,772)	231	5,089	13,934	38	5,520
Cash flows:
Premiums received	34,027	—	—	—	—	34,027
Amounts paid to policyholders and other insurance service expenses paid	—	—	(13,138)	(15,305)	—	(28,443)
Insurance acquisition cash flows	(1,259)	—	—	—	—	(1,259)
Fees received from segregated funds	419	—	—	—	—	419
Other	1,413	—	(299)	51	—	1,165
Total cash flows	34,600	—	(13,437)	(15,254)	—	5,909
Investment component excluded from insurance revenue and insurance service expense	(10,924)	—	8,349	2,575	—	—
Net balances, end of year	$129,860	$589	$(1,504)	$17,103	$866	$146,914
Insurance contract liabilities, end of year	$127,878	$579	$1,077	$16,869	$866	$147,269
Insurance contract assets, end of year	1,982	10	(2,581)	234	—	(355)
Net balances, end of year	$129,860	$589	$(1,504)	$17,103	$866	$146,914
The following table shows the changes in net assets for reinsurance contracts held by measurement component:

For the years ended and as at December 31,		2025			2024
Estimates of PV of future cash flows		Risk adjustment	CSM	Total	Estimates of PV of future cash flows	Risk adjustment	CSM	Total
Reinsurance contract held, beginning of year:
Reinsurance contract held assets — non-PAA	$4,292	$1,487	$130	$5,909	$3,848	$1,431	$174	$5,453
Reinsurance contract held assets — PAA	392	17	—	409	324	17	—	341
Reinsurance contract held liabilities — non-PAA	(2,212)	855	(468)	(1,825)	(2,355)	847	(115)	(1,623)
Net balances, beginning of year	$2,472	$2,359	$(338)	$4,493	$1,817	$2,295	$59	$4,171
Changes related to current service:
CSM recognized for services received	—	—	28	28	—	—	18	18
Risk adjustment recognized for non-financial risk expired	—	(133)	—	(133)	—	(174)	—	(174)
Experience adjustments	116	—	—	116	151	—	—	151
Total changes related to current service	116	(133)	28	11	151	(174)	18	(5)
Changes related to future service:
Changes in estimates that adjust CSM(1)	27	(11)	(16)	—	584	(42)	(542)	—
Loss recoveries at initial recognition of onerous underlying contracts	—	—	55	55	—	—	44	44
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts(1)	127	(167)	(11)	(51)	115	4	(52)	67
Contracts initially recognized in the year(1)	(101)	127	(26)	—	(152)	29	123	—
Total changes related to future service	53	(51)	2	4	547	(9)	(427)	111
Changes related to past service — Adjustments to FCF for incurred claims	(9)	(2)	—	(11)	7	4	—	11
Reinsurance contract held net income (expense)	160	(186)	30	4	705	(179)	(409)	117
Insurance finance income (expenses) from reinsurance contracts held	19	57	(9)	67	(139)	192	(1)	52
Total changes recognized in income	179	(129)	21	71	566	13	(410)	169
Foreign currency translation	(163)	(33)	(9)	(205)	286	51	13	350
Total changes recognized in income and OCI	16	(162)	12	(134)	852	64	(397)	519
Cash flows:
Premiums paid	1,139	—	—	1,139	1,407	—	—	1,407
Amounts recovered from reinsurers	(1,403)	—	—	(1,403)	(1,508)	—	—	(1,508)
Other	(9)	—	—	(9)	(164)	—	—	(164)
Total cash flows	(273)	—	—	(273)	(265)	—	—	(265)
Changes in PAA balance	(3)	6	—	3	68	—	—	68
Net balances, end of year	$2,212	$2,203	$(326)	$4,089	$2,472	$2,359	$(338)	$4,493
Reinsurance contract held, end of year:
Reinsurance contract held assets — non-PAA	$4,294	$1,314	$118	$5,726	$4,292	$1,487	$130	$5,909
Reinsurance contract held assets — PAA	389	23	—	412	392	17	—	409
Reinsurance contract held liabilities — non-PAA	(2,471)	866	(444)	(2,049)	(2,212)	855	(468)	(1,825)
Net balances, end of year	$2,212	$2,203	$(326)	$4,089	$2,472	$2,359	$(338)	$4,493

(1)     Comparative amounts have been revised from those previously presented.
The following table shows the changes in net assets for remaining coverage and incurred claims for reinsurance contracts held:

Asset for remaining coverage			Asset for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2025	Excluding loss-recovery component	Loss-recovery component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Reinsurance contract held assets, beginning of year	$5,403	$153	$364	$381	$17	$6,318
Reinsurance contract held liabilities, beginning of year	(1,897)	2	70	—	—	(1,825)
Net balances, beginning of year	$3,506	$155	$434	$381	$17	$4,493
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(2,381)	(16)	1,498	804	1	(94)
Changes in the risk of non-performance by the reinsurer	—	—	—	—	—	—
Reinsurance contract held net income (expense)	(2,381)	(16)	1,498	804	1	(94)
Insurance finance income (expenses) from reinsurance contracts held	7	2	56	(1)	5	69
Total changes recognized in income	(2,374)	(14)	1,554	803	6	(25)
Foreign currency translation	(180)	—	(19)	(8)	—	(207)
Total changes recognized in income and OCI	(2,554)	(14)	1,535	795	6	(232)
Cash flows:
Premiums paid	2,020	—	—	—	—	2,020
Amounts recovered from reinsurers	—	—	(1,403)	(783)	—	(2,186)
Other	(166)	—	158	—	—	(8)
Total cash flows	1,854	—	(1,245)	(783)	—	(174)
Investment component excluded from reinsurance contract held net income (expense)	(51)	—	24	27	—	—
Acquisitions (Note 3)	(29)	—	—	31	—	2
Net balances, end of year	$2,726	$141	$748	$451	$23	$4,089
Reinsurance contract held assets, end of year	$5,161	$138	$365	$451	$23	$6,138
Reinsurance contract held liabilities, end of year	(2,435)	3	383	—	—	(2,049)
Net balances, end of year	$2,726	$141	$748	$451	$23	$4,089

Asset for remaining coverage			Asset for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2024	Excluding loss-recovery component	Loss-recovery component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Reinsurance contract held assets, beginning of year	$5,019	$56	$383	$319	$17	$5,794
Reinsurance contract held liabilities, beginning of year	(1,599)	2	(26)	—	—	(1,623)
Net balances, beginning of year	$3,420	$58	$357	$319	$17	$4,171
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(2,064)	92	1,339	717	1	85
Changes in the risk of non-performance by the reinsurer	2	—	(2)	—	—	—
Reinsurance contract held net income (expense)	(2,062)	92	1,337	717	1	85
Insurance finance income (expenses) from reinsurance contracts held	41	5	7	(1)	(1)	51
Total changes recognized in income	(2,021)	97	1,344	716	—	136
Foreign currency translation	310	—	38	20	—	368
Total changes recognized in income and OCI	(1,711)	97	1,382	736	—	504
Cash flows:
Premiums paid	2,179	—	—	—	—	2,179
Amounts recovered from reinsurers	—	—	(1,508)	(705)	—	(2,213)
Other	(322)	—	171	3	—	(148)
Total cash flows	1,857	—	(1,337)	(702)	—	(182)
Investment component excluded from reinsurance contract held net income (expense)	(60)	—	32	28	—	—
Net balances, end of year	$3,506	$155	$434	$381	$17	$4,493
Reinsurance contract held assets, end of year	$5,403	$153	$364	$381	$17	$6,318
Reinsurance contract held liabilities, end of year	(1,897)	2	70	—	—	(1,825)
Net balances, end of year	$3,506	$155	$434	$381	$17	$4,493
The tables in this section illustrate the effect on the Consolidated Statements of Financial Position of insurance contracts initially recognized during the period, excluding contracts measured using the PAA.
Insurance Contracts Issued

For the year ended December 31, 2025	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$(8,070)	$—	$(11,683)	$—	$(19,753)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	946	—	1,115	—	2,061
Other cash outflows	6,445	—	9,103	—	15,548
Risk adjustment	270	—	309	—	579
CSM	478	—	1,197	—	1,675
Total contracts initially recognized in the period (excluding acquisitions)	$69	$—	$41	$—	$110
Amounts related to onerous contracts included in total contracts above:
Estimates of present value of future cash inflows	$(496)	$—	$(259)	$—	$(755)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	99	—	107	—	206
Other cash outflows	372	—	163	—	535
Risk adjustment	94	—	30	—	124
Total onerous contracts	$69	$—	$41	$—	$110

For the year ended December 31, 2024	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$(9,182)	$—	$(8,539)	$—	$(17,721)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	1,033	—	1,744	—	2,777
Other cash outflows	7,456	—	5,629	—	13,085
Risk adjustment	293	—	237	—	530
CSM	512	—	936	—	1,448
Total contracts initially recognized in the period (excluding acquisitions)	$112	$—	$7	$—	$119
Amounts related to onerous contracts included in total contracts above:
Estimates of present value of future cash inflows	$(1,186)	$—	$(92)	$—	$(1,278)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	101	—	21	—	122
Other cash outflows	1,076	—	70	—	1,146
Risk adjustment	121	—	8	—	129
Total onerous contracts	$112	$—	$7	$—	$119
Reinsurance Contracts Held

For the year ended December 31, 2025	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$1,144	$—	$178	$—	$1,322
Estimates of present value of future cash outflows:
Premiums and other expenses	(1,208)	—	(215)	—	(1,423)
Risk adjustment	80	—	47	—	127
CSM	(16)	—	(10)	—	(26)
Total contracts initially recognized in the period (excluding acquisitions)	$—	$—	$—	$—	$—
Amounts related to contracts initially recognized in the period with a loss recovery component included in total contracts above:
Estimates of present value of future cash inflows	$167	$—	$15	$—	$182
Estimates of present value of future cash outflows:
Premiums and other expenses	(147)	—	(13)	—	(160)
Risk adjustment	51	—	2	—	53
CSM	(71)	—	(4)	—	(75)
Total reinsurance contracts held with a loss recovery component	$—	$—	$—	$—	$—
Loss recoveries at initial recognition of onerous underlying contracts	$42	$—	$13	$—	$55

For the year ended December 31, 2024	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows(1)	$275	$1,419	$289	$—	$1,983
Estimates of present value of future cash outflows:
Premiums and other expenses(1)	(275)	(1,515)	(345)	—	(2,135)
Risk adjustment(1)	82	(91)	38	—	29
CSM(1)	(82)	187	18	—	123
Total contracts initially recognized in the period (excluding acquisitions)	$—	$—	$—	$—	$—
Amounts related to contracts initially recognized in the period with a loss recovery component included in total contracts above:
Estimates of present value of future cash inflows	$155	$—	$3	$—	$158
Estimates of present value of future cash outflows:
Premiums and other expenses	(145)	—	(3)	—	(148)
Risk adjustment	56	—	—	—	56
CSM	(66)	—	—	—	(66)
Total reinsurance contracts held with a loss recovery component	$—	$—	$—	$—	$—
Loss recoveries at initial recognition of onerous underlying contracts	$43	$—	$1	$—	$44

(1)     Comparative amounts have been revised from those previously presented.

Schedule of changes in CSM by reportable segment
The following table shows the changes in CSM by reportable segment for insurance contracts issued:

For the year ended and as at December 31, 2025	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$5,952	$1,042	$6,034	$—	$13,028
Changes recognized in income and OCI:
CSM recognized for services provided	(505)	(109)	(621)	—	(1,235)
Changes in estimates that adjust CSM	647	62	392	—	1,101
Contracts initially recognized in the year	478	—	1,197	—	1,675
Insurance finance (income) expenses from insurance contracts issued	(124)	32	46	—	(46)
Foreign currency translation	—	(46)	(311)	—	(357)
Net balances, end of year	$6,448	$981	$6,737	$—	$14,166

For the year ended and as at December 31, 2024	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$6,062	$1,162	$4,621	$—	$11,845
Changes recognized in income and OCI:
CSM recognized for services provided	(493)	(118)	(506)	—	(1,117)
Changes in estimates that adjust CSM	(1)	(101)	576	—	474
Contracts initially recognized in the year	512	—	936	—	1,448
Insurance finance (income) expenses from insurance contracts issued	(128)	10	21	—	(97)
Foreign currency translation	—	89	386	—	475
Net balances, end of year	$5,952	$1,042	$6,034	$—	$13,028
Reinsurance Contracts Held
The following table shows the changes in CSM by reportable segment for reinsurance contracts held:

For the year ended and as at December 31, 2025	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$(560)	$166	$56	$—	$(338)
Changes recognized in income and OCI:
CSM recognized for services received	54	(13)	(13)	—	28
Changes in estimates that adjust CSM	(1)	(9)	(6)	—	(16)
Loss recoveries at initial recognition of onerous underlying contracts	42	—	13	—	55
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(23)	2	10	—	(11)
Contracts initially recognized in the year	(16)	—	(10)	—	(26)
Insurance finance income (expenses) from reinsurance contracts held	(14)	3	2	—	(9)
Foreign currency translation	—	(7)	(2)	—	(9)
Net balances, end of year	$(518)	$142	$50	$—	$(326)

For the year ended and as at December 31, 2024	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$32	$9	$18	$—	$59
Changes recognized in income and OCI:
CSM recognized for services received	26	(5)	(3)	—	18
Changes in estimates that adjust CSM(1)	(529)	(31)	18	—	(542)
Loss recoveries at initial recognition of onerous underlying contracts	43	—	1	—	44
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts(1)	(46)	(5)	(1)	—	(52)
Contracts initially recognized in the year(1)	(82)	187	18	—	123
Insurance finance income (expenses) from reinsurance contracts held	(4)	2	1	—	(1)
Foreign currency translation	—	9	4	—	13
Net balances, end of year	$(560)	$166	$56	$—	$(338)

(1)     Comparative amounts have been revised from those previously presented.

Schedule of analysis of insurance revenue
Insurance revenue in the Consolidated Statements of Operations consists of the following:

For the years ended	Canada	U.S	Asia	Corporate	Total
December 31, 2025
For contracts not measured using the PAA:
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses(1)	$3,314	$1,176	$613	$—	$5,103
Release of risk adjustment(1)	349	21	196	—	566
CSM recognized for services provided	505	109	621	—	1,235
Income taxes specifically chargeable to the policyholder	4	—	49	—	53
Amortization of insurance acquisition cash flows	87	—	250	—	337
Total insurance revenue for contracts not measured using the PAA	4,259	1,306	1,729	—	7,294
For contracts measured using the PAA:
Insurance revenue	4,961	11,630	97	—	16,688
Total insurance revenue	$9,220	$12,936	$1,826	$—	$23,982
December 31, 2024
For contracts not measured using the PAA:
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses(1)	$3,084	$1,112	$637	$9	$4,842
Release of risk adjustment(1)	353	61	182	—	596
CSM recognized for services provided	493	118	506	—	1,117
Income taxes specifically chargeable to the policyholder	(6)	—	32	—	26
Amortization of insurance acquisition cash flows	190	—	151	—	341
Total insurance revenue for contracts not measured using the PAA	4,114	1,291	1,508	9	6,922
For contracts measured using the PAA:
Insurance revenue	4,664	11,005	46	—	15,715
Total insurance revenue	$8,778	$12,296	$1,554	$9	$22,637
(1)Expected claims and other expenses excludes investment components and amounts allocated to the loss component. Release of risk adjustment excludes amounts allocated to the loss component and amounts related to changes in the time value of money, which are recognized in Insurance finance income (expenses)
Schedule of sensitivity to changes in non-financial assumptions
The impact on net income is attributable to any portion of the sensitivities for insurance contracts measured under the GMA and VFA that cannot be absorbed by CSM, the full impact for insurance contracts measured under the PAA, and the difference in impact between locked-in and current discount rates for insurance contracts measured under the GMA. If current discount rates are higher than locked-in rates, this generally results in a favourable impact to net income from contracts measured under the GMA.

As at December 31,	2025				2024
	Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)		Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)
Sensitivities(1)	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held
Policyholder behaviour (10% increase / decrease, where adverse)	$(600)	$(800)	$—	$(25)	$(625)	$(800)	$25	$(25)
Life mortality rates (2% increase)	$(325)	$—	$(75)	$(75)	$(350)	$25	$(50)	$(75)
Annuity mortality rates (2% decrease)	$(200)	$(175)	$25	$25	$(200)	$(175)	$—	$—
Morbidity rates (5% incidence increase and 5% termination decrease)	$(300)	$(150)	$(250)	$(200)	$(250)	$(125)	$(250)	$(225)
Expenses (5% increase)	$(150)	$(150)	$(25)	$(25)	$(150)	$(150)	$(25)	$(25)

(1)    Net income and CSM sensitivities have been rounded in increments of $25. The sensitivities exclude the impacts on the income from our joint ventures and associates in China and India, which we account for on an equity basis.
Impacts of method and assumption changes on insurance contracts, are as follows:

For the year ended December 31, 2025	Income impact	Deferred in CSM	Description
Mortality / Morbidity	$17	$266	Updates to reflect mortality and morbidity experience in all jurisdictions. The largest item was a favourable mortality update mainly to Group Retirement Services and Individual Wealth in Canada.
Policyholder behaviour	(23)	(145)	Updates to reflect lapse and policyholder behaviour in all jurisdictions. The largest item was an adverse lapse and policyholder behaviour impact in Individual Insurance in Canada.
Expense	(32)	(95)	Updates to expenses in all jurisdictions.
Financial	38	7	Updates to various financial-related assumptions.
Modelling enhancements and other	(54)	16
Various enhancements and methodology changes. The largest items were the unfavourable impact of a new reinsurance treaty in Individual Insurance in Canada, partially offset by favourable refinements in Hong Kong and High-Net-Worth in Asia.

Total (pre-tax)	$(54)	$49

For the year ended December 31, 2024	Income impact	Deferred in CSM	Description
Mortality / Morbidity	$(79)	$206	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in Group Retirement Services and Individual Wealth in Canada, and the Philippines in Asia. These were partially offset by an unfavourable mortality impact in Individual Insurance in Canada.
Policyholder behaviour	(74)	(152)	Updates to reflect lapse and policyholder behaviour in all jurisdictions. The largest items were an adverse lapse impact in In-force Management in the U.S. and in Vietnam in Asia.
Expense	(36)	(26)	Updates to expenses in all jurisdictions.
Financial	10	62	Updates to various financial related assumptions.
Modelling enhancements and other	265	(60)	Various enhancements and methodology changes. The largest items were the favourable impact of refinements in Hong Kong in Asia, offset by the impact of a new reinsurance treaty in In-force Management in the U.S. that was favourable to net income but unfavourable to CSM.
Total (pre-tax)	$86	$30

Schedules of insurance contracts issued and reinsurance contracts held
The following tables illustrate the expected timing of CSM amortization into Insurance revenue for insurance contracts issued:

	Canada	U.S.	Asia	Corporate	Total
As at December 31, 2025
Within 1 year	$493	$100	$595	$—	$1,188
1-3 years	882	173	1,040	—	2,095
3-5 years	756	144	860	—	1,760
5-10 years	1,441	256	1,559	—	3,256
Over 10 years	2,876	308	2,683	—	5,867
Total	$6,448	$981	$6,737	$—	$14,166
As at December 31, 2024
Within 1 year	$450	$104	$497	$—	$1,051
1-3 years	805	180	883	—	1,868
3-5 years	692	149	750	—	1,591
5-10 years	1,325	266	1,382	—	2,973
Over 10 years	2,680	343	2,522	—	5,545
Total	$5,952	$1,042	$6,034	$—	$13,028
The following tables illustrate the expected timing of CSM amortization into net income (expense) for reinsurance contracts held:

	Canada	U.S.	Asia	Corporate	Total
As at December 31, 2025
Within 1 year	$50	$(13)	$(7)	$—	$30
1-3 years	86	(23)	(9)	—	54
3-5 years	67	(20)	(7)	—	40
5-10 years	99	(36)	(11)	—	52
Over 10 years	216	(50)	(16)	—	150
Total	$518	$(142)	$(50)	$—	$326
As at December 31, 2024
Within 1 year	$52	$(15)	$(5)	$—	$32
1-3 years	92	(26)	(9)	—	57
3-5 years	77	(22)	(8)	—	47
5-10 years	138	(42)	(14)	—	82
Over 10 years	201	(61)	(20)	—	120
Total	$560	$(166)	$(56)	$—	$338

Schedule of measurement components of insurance contract balances
The following table shows the reconciliations of the CSM and the amount of insurance revenue recognized separately for insurance contracts issued that existed at the transition date to which the fair value transition approach was applied as described in Note 1. The reconciliation of the CSM for all other contracts is for contracts issued after the transition date that are not measured using the PAA. Insurance revenue for all other contracts includes contracts issued after the transition date as well as all revenue from all contracts measured using the PAA.

For the years ended December 31,	2025		2024
	Fair value at Transition	All other contracts	Fair value at Transition	All other contracts
Contractual Service Margin:
Balances, beginning of year	$9,483	$3,545	$9,701	$2,144
Changes related to current service:
CSM recognized for services provided	(905)	(330)	(906)	(211)
Changes related to future service:
Changes in estimates that adjust CSM	1,424	(323)	506	(32)
Contracts initially recognized in the year	—	1,675	—	1,448
Insurance finance income (expenses) from insurance contracts issued	(107)	61	(147)	50
Foreign currency translation	(235)	(122)	329	146
Balances, end of year	$9,660	$4,506	$9,483	$3,545
Insurance revenue	$5,568	$18,414	$5,765	$16,872
The following table shows the reconciliations of the CSM separately for reinsurance contracts held that existed at the transition date to which the fair value transition approach was applied. The reconciliation of the CSM for all other contracts is for contracts issued after the transition date that are not measured using the PAA.

For the years ended December 31,	2025		2024
	Fair value at Transition	All other contracts	Fair value at Transition	All other contracts
Contractual Service Margin:
Balances, beginning of year	$(223)	$(115)	$146	$(87)
Changes related to current service:
CSM recognized for services received	18	10	7	11
Changes related to future service:
Changes in estimates that adjust CSM(1)	(27)	11	(344)	(198)
Loss recoveries at initial recognition of onerous underlying contracts	—	55	—	44
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts(1)	(13)	2	(39)	(13)
Contracts initially recognized in the year(1)	—	(26)	—	123
Insurance finance income (expenses) from reinsurance contracts held	(4)	(5)	—	(1)
Foreign currency translation	(8)	(1)	7	6
Balances, end of year	$(257)	$(69)	$(223)	$(115)

(1)     Comparative amounts have been revised from those previously presented.

Schedule of underlying items for insurance contracts with direct participation features
The composition and fair value of the underlying items for other insurance contracts with direct participation features included in the Consolidated Statements of Financial Position, are as follows:

As at December 31,	2025	2024
Cash, cash equivalents and short-term securities	$5,692	$5,115
Debt securities	29,196	26,349
Equity securities	8,929	6,877
Mortgages and loans	13,661	11,518
Derivative assets	329	211
Other financial invested assets	2,915	2,666
Investment properties	5,790	5,714
Total	$66,512	$58,450

Schedule of insurance service expense

For the years ended December 31,	2025	2024
Incurred claims and other expenses(1)	$21,064	$20,163
Amortization of insurance acquisition cash flows	337	341
Insurance acquisition cash flows expensed as incurred	1,358	1,258
Changes related to future service (losses on onerous groups and reversals of such losses)	142	266
Changes related to past service (changes in FCF related to liability for incurred claims)	(2,487)	(2,397)
Total insurance service expenses	$20,414	$19,631